Label	Element	Value
ifrs Equity, Adjusted Balance	afmd_IfrsEquityAdjustedBalance	€ 38,904,000
Revaluation surplus	ifrs-full_RevaluationSurplus	7,325,000
Retained Earnings [Member]
ifrs Equity, Adjusted Balance	afmd_IfrsEquityAdjustedBalance	(182,667,000)
Capital Reserve [Member]
ifrs Equity, Adjusted Balance	afmd_IfrsEquityAdjustedBalance	213,778,000
Issued Capital [Member]
ifrs Equity, Adjusted Balance	afmd_IfrsEquityAdjustedBalance	468,000
Revaluation Surplus [Member]
ifrs Equity, Adjusted Balance	afmd_IfrsEquityAdjustedBalance	7,325,000
Revaluation surplus	ifrs-full_RevaluationSurplus	€ 7,325,000